Plan Description	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
General

The 401(k) Savings and Profit Sharing Plan of S&P Global Inc. and Its Subsidiaries (the “Plan”) is a defined contribution plan sponsored by S&P Global Inc. (the “Company”).

Prior to January 1, 2025, The Plan had a 100% interest in the S&P Global Inc. Savings Plans Master Trust Fund (the “Master Trust”). On January 1, 2025, the Plan was amended and the Master Trust was renamed to the S&P Global Inc. Defined Contribution Plan Trust, a single trust. The Plan consists of common stock, mutual funds, a stable assets fund and common collective trust funds (the “Investment Accounts”). In addition to the Investment Accounts in the Plan, the Plan allows participants to maintain Self-Directed Accounts. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The following is a summary of benefit guidelines. A more detailed description is contained in the Plan document.
Administration of the Plan

The Plan is administered by the Company’s U.S. Benefits Committee (the “Plan Administrator”) who is responsible for carrying out the provisions of the Plan. The appointment was approved by the Board of Directors of the Company. The trustee for the Plan is Fidelity Management Trust Company (the "Trustee") and Fidelity Workplace Services LLC is the recordkeeper for the Plan.

The Investment Accounts for the Plan are managed by the Retirement Plan Investment Committee and by outside investment managers. The Retirement Plan Investment Committee is appointed by the Board of Directors of the Company and the outside investment managers are appointed by the Retirement Plan Investment Committee.

Eligibility

Eligible employees who are represented by a collective bargaining agreement between Standard & Poor’s Financial Services LLC and the NewsGuild of New York, CWA Local No. 31003, are “Guild-Represented Eligible Employees”. Eligible employees who are not Guild-Represented Eligible Employees, are “Non-Guild Eligible Employees”.

Employees of participating units of the Company have immediate eligibility, as long as the employee has completed the enrollment process.

All eligible employees who do not make an election to participate will automatically be enrolled in the Plan after 35 days of eligibility to participate with tax deferred participant contributions at 4% of eligible pay. The contribution automatically increases annually by 1% until the contribution rate equals 10% of eligible pay. Participants may opt out of the automatic increase.

Non-Guild Eligible Employees with a hire date (or most recent date of rehire) on or before November 1, 2021, are eligible to have profit sharing contributions credited to their profit sharing contribution account on the first day of the month coincident with or following the date the eligible employee attains age 21 and completes one year of continuous service. Non-Guild Eligible Employees who were hired prior to November 1, 2021 and who subsequently transferred their employment to an employer that was acquired on or after November 1, 2021 will remain eligible to receive profit sharing contributions as an employee of the acquired employer. Non-Guild Eligible Employees that were hired through an acquisition that was on or after November 1, 2021 are not eligible for profit-sharing contributions.
Guild-Represented Eligible Employees who satisfy the age and continuous service requirements on or before December 31, 2023, will begin receiving profit sharing contributions regardless of their date of hire, and all of their hours of service will be counted towards those contributions. Guild-Represented Eligible Employees hired on or after January 1, 2024 are not eligible for profit sharing contributions.
Contributions

All eligible employees may elect to contribute up to 60% of their pre-tax compensation, up to the annual deferral limit set by the Internal Revenue Code (“IRC”). The Plan limits after-tax contributions by highly compensated Employees to 3% of earnings for Non-Guild Eligible Employees and 4% of earnings for Guild-Represented Eligible Employees. The annual deferral limit as set by the IRC was $23.5 in 2025. The annual compensation limit set by the IRC was $350 in 2025. The Plan also allows for participants age 50 and older to contribute additional tax-deferred contributions. These catch-up contributions were subject to the Internal Revenue Service (“IRS”) limit of $7.5 in 2025. Plan contribution amounts allowable are limited pursuant to Sections 401(k), 401(m) and 415 of the IRC. If automatically enrolled, participants defer 4% of their eligible compensation, until changed by the participant. The Plan includes a Roth 401(k) contribution option which allows participants to contribute after-tax dollars into a Roth 401(k) account within the Plan and allows for tax-free earnings on those contributions. If subsequent distributions are considered qualified Roth distributions under the IRC, such distributions are not subject to taxes. Participants may also contribute amounts representing distributions from other qualified plans (rollover contributions).

Employees eligible to receive an annual short-term incentive compensation (“STIC”) award may contribute their STIC award to the Plan. Annual bonuses other than the STIC award are not eligible compensation under the Plan. STIC eligible employees must elect a deferred contribution percentage to contribute their STIC award into the Plan. The deferral contribution percentage for the STIC award can be different from the deferral contribution percentage for regular payroll contribution of eligible pay. Unless a separate election is made the deferred contribution percentage will be 0%. Elections made for a STIC award deferral contribution percentage will remain in effect until changed by the employee.

The Company matches 100% of the first 4% of tax deferred compensation contributed to the Plan by all eligible employees. In addition, the Company also makes a non-elective contribution for all eligible employees equal to 2% of eligible compensation. Effective January 1, 2025, eligible compensation for purposes of the 2% non-elective employer contributions only excludes STIC for Non-Guild Eligible Employees and includes STIC for Guild-Represented Eligible Employees.

The assets of the Plan may be invested in the Investment Accounts, as well as the Self-Directed Accounts. Participants can elect to designate, in 1% increments, their investment preference(s). If a participant is automatically enrolled, their contributions are invested in the age appropriate Target Retirement Fund. The particular Target Retirement Fund used as the default fund is based on the date an individual will turn age 65. There is no limit to the number of investment allocation changes for future allocations.

Profit Sharing
The Company will make profit sharing contributions from consolidated net profits for each plan year as the Company’s Board of Directors may determine at its discretion. This amount can be up to a maximum of 2.5% of eligible compensation up to the annual compensation limit set by the IRC for Non-Guild Eligible Employees and a maximum of 2.5% of eligible compensation up to the Social Security wage base and 5% of eligible compensation in excess of the Social Security wage base for Guild-Represented Eligible Employees. The Company contributed $18,869 for the 2025 plan year in 2026 which is included in Employer contributions receivable in the accompanying Statements of Net Asset Available for Benefits for the year ended December 31, 2025.
Participant Accounts

Each participant’s account is credited with the participant’s contributions and Company contributions, as well as allocations of the Company’s profit sharing contribution and Plan earnings (losses). Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participants’ account balances, as defined in the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting

Employee contributions to the Plan are non-forfeitable. Matching contributions by the employer are fully vested immediately. Employer profit sharing contributions shall vest as follows:

After:	Vested Percentage
2 years of continuous service	20% vested
3 years of continuous service	40% vested
4 years of continuous service	60% vested
5 years of continuous service	100% vested

Non-vested participant benefits are forfeited after a five-year break in service and forfeitures will be used first to reduce employer contributions and, if any remaining under the Plan, to pay certain expenses for the current plan year. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $520 and $787, respectively. Subsequent to December 31, 2025, forfeited participant benefits used to reduce employer contributions for 2025 were $727. Forfeitures used to pay Plan expenses were not significant for the years ended December 31, 2025 and 2024.

Benefit Payments

The IRC limits how participants may withdraw funds from the Plan. Participants may have options for withdrawing all or a portion of the vested balance in their Plan account while they are an employee of the Company or an affiliate. The withdrawal options include: hardship loans, withdrawal from participant’s after-tax and rollover sub-accounts, withdrawals after attainment of age 59½, withdrawals upon disability, hardship withdrawals, domestic abuse withdrawals, qualified disaster recovery distributions, reservist withdrawals, Heart Act withdrawals, or qualified birth or adoption withdrawals.

The Plan also provides that a participant who makes an election regarding the Investment Accounts, upon exercising withdrawal or loan rights, receives a pro rata distribution from the elected Investment Accounts.
On termination of service due to death, disability, retirement, or any other reason, a participant may elect to receive a lump sum distribution of the participant’s vested account balance.

Participant Loans

Participants may borrow from their accounts a minimum of $1 up to a maximum equal to the lesser of $50 less their highest outstanding loan balance in the last 12 months or 50% of their vested account balance. Loan terms may range from 1 to 5 years or up to 10 years for the purchase of a primary residence. The loans are secured by the balance in the participant's account and bear interest at a reasonable interest rate commensurate with local prevailing rates. The interest rate, determined quarterly, is set at 2% above the prime rate, as defined in the Plan. Principal and interest are typically paid ratably through regular payroll deductions.
Plan Termination

While the Company has not expressed any intent to discontinue or to terminate the Plan, it is free to do so at any time subject to the provisions of ERISA. Upon termination of the Plan, the account balances of all participants become non-forfeitable.